Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Apr. 26, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 20, 2017	Jun. 16, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,380	$ 9,525
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,747	10,000
Class I
Account Value [Line Items]
Account Value	18,069		$ 16,213	$ 15,167	$ 17,162	$ 13,481	$ 14,019	$ 11,368	$ 12,759			$ 10,918	$ 8,484		$ 10,000
Class R-6
Account Value [Line Items]
Account Value	$ 1,092,294	1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,514	9,525
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,930	10,000
Class I
Account Value [Line Items]
Account Value	24,869		18,283	14,936	21,594	18,541	13,017	10,219	11,153		$ 10,000
Class R-6
Account Value [Line Items]
Account Value	$ 1,212,313	1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,684	9,525
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,081	10,000
Class I
Account Value [Line Items]
Account Value	18,381		16,522	14,712	16,294	13,096	13,872	11,206	12,843			11,791	9,147		10,000
Class R-6
Account Value [Line Items]
Account Value	$ 1,124,512	1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 38,701		28,592	20,501	28,875	22,098	17,141	13,036	14,047			10,687	10,252		9,526
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 37,665		28,027	20,242	28,732	22,155	17,315	13,270	14,406			11,049	10,679		10,000
Class I
Account Value [Line Items]
Account Value	41,870		30,842	22,045	30,958	23,620	18,266	13,852	14,883			11,288	10,793		10,000
Class R-6
Account Value [Line Items]
Account Value	$ 3,896,494		2,867,129	2,047,077	2,862,939	2,182,392	1,685,812	1,275,637	1,369,185			1,037,771	991,780	$ 1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 17,428		15,215	12,722	14,471	12,317	12,003	10,147	12,391			9,750	10,037		9,523
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 16,972		14,925	12,570	14,409	12,356	12,131	10,332	12,716			10,075	10,463		10,000
Class I
Account Value [Line Items]
Account Value	18,936		16,482	13,736	15,579	13,221	12,846	10,826	13,179			10,331	10,588		10,000
Class R-6
Account Value [Line Items]
Account Value	$ 1,907,052		1,658,354	1,381,522	1,569,227	1,330,175	1,291,184	1,086,949	1,322,128			1,035,729	1,059,866		1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 22,930		19,830	18,150	20,158	15,829	14,887	12,188	12,417			10,336	9,132		9,527
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 22,335		19,461	17,942	20,074	15,883	15,044	12,408	12,741			10,687	9,513		10,000
Class I
Account Value [Line Items]
Account Value	24,721		21,330	19,465	21,569	16,892	15,846	12,932	13,147			10,912	9,611		10,000
Class R-6
Account Value [Line Items]
Account Value	$ 2,477,734		2,137,183	1,948,455	2,156,704	1,687,567	1,581,713	1,294,325	1,314,148			1,089,937	959,193		1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 26,453		23,460	19,610	26,443	23,743	16,987	12,631	13,493			10,387	9,733		9,524
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 25,905		23,133	19,469	26,432	23,897	17,215	12,890	13,865			10,749	10,146		10,000
Class I
Account Value [Line Items]
Account Value	28,675		25,354	21,122	28,395	25,419	18,126	13,437	14,309			10,977	10,252		10,000
Class R-6
Account Value [Line Items]
Account Value	$ 2,894,195		2,556,485	2,128,224	2,858,501	2,556,625	1,821,724	1,349,185	1,435,433			1,100,485	1,026,788		1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 18,717		16,559	14,537	19,928	19,653	14,324	11,426	12,754			10,384	9,447		9,525
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 18,295		16,301	14,424	19,935	19,787	14,522	11,664	13,113			10,750	9,848		10,000
Class I
Account Value [Line Items]
Account Value	20,266		17,875	15,646	21,392	21,029	15,282	12,152	13,527			10,973	9,950		10,000
Class R-6
Account Value [Line Items]
Account Value	$ 2,049,053		1,805,541	1,578,838	2,156,407	2,117,872	1,537,307	1,221,083	1,357,602			1,100,150	996,098		1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 17,597		14,345	12,761	15,462	13,373	10,529	8,738	9,706	$ 9,523
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 17,510		14,376	12,885	15,727	13,712	10,881	9,104	10,186	10,000
Class I
Account Value [Line Items]
Account Value	27,459		22,312	19,792	23,923	20,641	16,218	13,431	14,880			11,998	10,141		10,000
Class R-6
Account Value [Line Items]
Account Value	$ 1,892,472		1,536,259	1,361,332	1,643,699	1,417,160	1,112,127	920,303	1,019,221	1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 16,730		13,905	12,672	16,565	15,220	11,241	9,317	9,848	9,524
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 16,647		13,935	12,799	16,857	15,606	11,616	9,703	10,333	10,000
Class I
Account Value [Line Items]
Account Value	25,796		21,388	19,445	25,356	23,239	17,126	14,164	14,930			11,322	10,063		10,000
Class R-6
Account Value [Line Items]
Account Value	$ 1,799,613		1,490,989	1,354,347	1,763,970	1,615,288	1,189,193	982,401	1,034,321	1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,240	9,623
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,485	10,000
Class I
Account Value [Line Items]
Account Value	13,839		12,910	11,980	13,332	12,419	11,886	10,837	10,927			10,515	9,670		10,000
Class R-6
Account Value [Line Items]
Account Value	$ 1,066,651	1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,061	9,621
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,304	10,000
Class I
Account Value [Line Items]
Account Value	13,725		12,976	12,037	12,431	12,139	11,630	10,836	10,796			10,443	9,703		9,966
Class R-6
Account Value [Line Items]
Account Value	$ 1,048,242	1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,780		10,660	10,144	11,740	12,032	10,465	9,740	9,653	9,629
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,618		10,570	10,142	11,825	12,207	10,701	10,032	10,017	10,000
Class I
Account Value [Line Items]
Account Value	12,262		12,087	11,467	13,214	13,479	11,681	10,821	10,688			10,337	10,095		10,000
Class R-6
Account Value [Line Items]
Account Value	$ 1,153,734		1,136,345	1,077,124	1,240,957	1,265,767	1,096,173	1,016,320	1,002,977	1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,118		11,006	10,399	11,837	12,121	10,448	9,688	9,654	9,624
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,965		10,933	10,407	11,939	12,317	10,686	9,980	10,022	10,000
Class I
Account Value [Line Items]
Account Value	12,710		12,542	11,803	13,382	13,649	11,710	10,813	10,731			10,368	10,010		10,000
Class R-6
Account Value [Line Items]
Account Value	$ 1,189,764		1,172,682	1,103,933	1,251,698	1,276,372	1,095,013	1,011,143	1,003,510	1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,038		11,574	10,695	11,266	11,337	10,235	9,659	9,626	9,626
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,849		11,488	10,697	11,350	11,510	10,459	9,939	9,992	10,000
Class I
Account Value [Line Items]
Account Value	13,757		13,200	12,163	12,769	12,810	11,522	10,842	10,785			10,569	9,988		10,000
Class R-6
Account Value [Line Items]
Account Value	$ 1,285,121		1,231,921	1,133,991	1,189,258	1,192,010	1,071,078	1,005,974	1,000,526	1,000,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 11,619	10,000
Russell Midcap® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 10,917	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 11,619	10,000
Russell Midcap® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 10,917	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604		26,334	20,907	25,877	20,593	17,035	13,002	13,721			11,327	10,048		10,000
Russell Midcap® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 21,798		19,278	17,104	19,443	15,150	14,433	11,359	12,951			11,426	9,522		10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 1,161,856	1,000,000
Russell Midcap® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 1,091,730	1,000,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 11,619	10,000
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 11,447	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 11,619	10,000
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 11,447	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 26,362		21,293	16,905	20,924	16,651	13,774	10,513	11,094		10,000
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 18,256		15,854	13,361	18,143	17,642	13,104	10,199	11,246		$ 10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 1,161,856	1,000,000
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 1,144,706	1,000,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 11,619	10,000
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 11,047	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 11,619	10,000
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 11,047	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604		26,334	20,907	25,877	20,593	17,035	13,002	13,721			11,327	10,048		10,000
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 19,934		18,448	16,091	18,816	14,669	14,020	11,455	13,146			12,190	9,253		10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 1,161,856	1,000,000
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 1,104,725	1,000,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254		27,399	21,696	26,494	20,585	17,386	13,223	13,829			11,351	10,138		10,000
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 47,152		35,358	24,782	34,971	27,408	19,790	14,510	14,733			11,314	10,567		10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254		27,399	21,696	26,494	20,585	17,386	13,223	13,829			11,351	10,138		10,000
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 47,152		35,358	24,782	34,971	27,408	19,790	14,510	14,733			11,314	10,567		10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254		27,399	21,696	26,494	20,585	17,386	13,223	13,829			11,351	10,138		10,000
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 47,152		35,358	24,782	34,971	27,408	19,790	14,510	14,733			11,314	10,567		10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 3,314,293		2,651,016	2,099,189	2,563,453	1,991,721	1,682,214	1,279,382	1,338,047			1,098,276	980,955	1,000,000
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 4,386,752		3,289,499	2,305,539	3,253,510	2,549,842	1,841,134	1,349,907	1,370,655			1,052,630	983,063	$ 1,000,000
MSCI ACWI ex-US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Index
Account Value	$ 15,985		15,147	13,101	15,597	14,465	13,073	10,759	12,538			9,858	9,434		10,000
MSCI ACWI ex-US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Index
Account Value	$ 15,985		15,147	13,101	15,597	14,465	13,073	10,759	12,538			9,858	9,434		10,000
MSCI ACWI ex-US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Index
Account Value	$ 15,985		15,147	13,101	15,597	14,465	13,073	10,759	12,538			9,858	9,434		10,000
MSCI ACWI ex-US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Index
Account Value	$ 1,598,517		1,514,693	1,310,103	1,559,709	1,446,531	1,307,281	1,075,852	1,253,837			985,787	943,379		1,000,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254		27,399	21,696	26,494	20,585	17,386	13,223	13,829			11,351	10,138		10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254		27,399	21,696	26,494	20,585	17,386	13,223	13,829			11,351	10,138		10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254		27,399	21,696	26,494	20,585	17,386	13,223	13,829			11,351	10,138		10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 3,425,395		2,739,884	2,169,558	2,649,385	2,058,487	1,738,605	1,322,270	1,382,901			1,135,093	1,013,838		1,000,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604		26,334	20,907	25,877	20,593	17,035	13,002	13,721			11,327	10,048		10,000
Russell Midcap® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 29,803		24,408	19,392	26,463	23,475	17,314	12,780	13,418			10,711	9,980		10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604		26,334	20,907	25,877	20,593	17,035	13,002	13,721			11,327	10,048		10,000
Russell Midcap® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 29,803		24,408	19,392	26,463	23,475	17,314	12,780	13,418			10,711	9,980		10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604		26,334	20,907	25,877	20,593	17,035	13,002	13,721			11,327	10,048		10,000
Russell Midcap® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 29,803		24,408	19,392	26,463	23,475	17,314	12,780	13,418			10,711	9,980		10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 3,260,361		2,633,405	2,090,721	2,587,747	2,059,307	1,703,486	1,300,182	1,372,105			1,132,748	1,004,788		1,000,000
Russell Midcap® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 2,980,278		2,440,788	1,939,183	2,646,299	2,347,503	1,731,370	1,278,049	1,341,793			1,071,138	997,999		1,000,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604		26,334	20,907	25,877	20,593	17,035	13,002	13,721			11,327	10,048		10,000
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 21,772		18,906	15,933	21,636	21,040	15,628	12,163	13,411			10,978	9,862		10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604		26,334	20,907	25,877	20,593	17,035	13,002	13,721			11,327	10,048		10,000
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 21,772		18,906	15,933	21,636	21,040	15,628	12,163	13,411			10,978	9,862		10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604		26,334	20,907	25,877	20,593	17,035	13,002	13,721			11,327	10,048		10,000
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 21,772		18,906	15,933	21,636	21,040	15,628	12,163	13,411			10,978	9,862		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,260,361		2,633,405	2,090,721	2,587,747	2,059,307	1,703,486	1,300,182	1,372,105			1,132,748	1,004,788		1,000,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 2,177,155		1,890,642	1,593,348	2,163,626	2,103,982	1,562,761	1,216,313	1,341,147			1,097,801	986,183		1,000,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 24,614		19,881	15,784	19,536	15,547	12,860	9,816	10,359	10,000
Russell Midcap® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Account Value	$ 19,666		17,050	14,544	17,590	14,349	12,254	9,387	10,322	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 24,614		19,881	15,784	19,536	15,547	12,860	9,816	10,359	10,000
Russell Midcap® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Account Value	$ 19,666		17,050	14,544	17,590	14,349	12,254	9,387	10,322	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604		26,334	20,907	25,877	20,593	17,035	13,002	13,721			11,327	10,048		10,000
Russell Midcap® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Account Value	$ 25,070		21,735	18,541	22,424	18,292	15,621	11,966	13,158			11,102	9,756		10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 2,461,374		1,988,061	1,578,367	1,953,592	1,554,651	1,286,028	981,558	1,035,856	1,000,000
Russell Midcap® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Account Value	$ 1,966,578		1,704,973	1,454,417	1,758,988	1,434,924	1,225,375	938,683	1,032,179	1,000,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 24,614		19,881	15,784	19,536	15,547	12,860	9,816	10,359	10,000
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 16,666		14,473	12,197	16,562	16,106	11,963	9,311	10,266	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 24,614		19,881	15,784	19,536	15,547	12,860	9,816	10,359	10,000
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 16,666		14,473	12,197	16,562	16,106	11,963	9,311	10,266	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604		26,334	20,907	25,877	20,593	17,035	13,002	13,721			11,327	10,048		10,000
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 21,772		18,906	15,933	21,636	21,040	15,628	12,163	13,411			10,978	9,862		10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 2,461,374		1,988,061	1,578,367	1,953,592	1,554,651	1,286,028	981,558	1,035,856	1,000,000
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 1,666,572		1,447,252	1,219,679	1,656,216	1,610,559	1,196,265	931,066	1,026,623	1,000,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,458	10,000
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 10,354	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,458	10,000
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 10,354	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291	10,699	12,299	12,492	11,620	10,688	10,687			10,321	10,055		10,000
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 12,481		12,256	11,796	13,381	12,629	11,378	10,494	10,628			10,318	9,856		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,045,837	1,000,000
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 1,035,396	1,000,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,458	10,000
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Account Value	$ 10,539	10,000
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Index
Account Value	$ 10,454	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,458	10,000
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Account Value	$ 10,539	10,000
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Index
Account Value	$ 10,454	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,682		11,538	10,933	12,568	12,765	11,874	10,922	10,921			10,547	10,275		10,219
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Account Value	$ 15,353		14,391	13,220	13,639	13,210	12,529	11,527	11,375			10,976	10,120		10,001
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Index
Account Value	$ 11,964		11,615	11,036	12,027	12,203	11,465	10,735	10,641			10,419	10,206		10,098
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,045,837	1,000,000
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Account Value	$ 1,053,916	1,000,000
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Index
Account Value	$ 1,045,418	$ 1,000,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,739		10,606	10,050	11,553	11,734	10,915	10,040	10,039	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,739		10,606	10,050	11,553	11,734	10,915	10,040	10,039	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291	10,699	12,299	12,492	11,620	10,688	10,687			10,321	10,055		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,073,857		1,060,597	1,005,031	1,155,342	1,173,437	1,091,502	1,003,987	1,003,873	1,000,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,739		10,606	10,050	11,553	11,734	10,915	10,040	10,039	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,739		10,606	10,050	11,553	11,734	10,915	10,040	10,039	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291	10,699	12,299	12,492	11,620	10,688	10,687			10,321	10,055		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,073,857		1,060,597	1,005,031	1,155,342	1,173,437	1,091,502	1,003,987	1,003,873	1,000,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,739		10,606	10,050	11,553	11,734	10,915	10,040	10,039	10,000
ICE BofA US 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,795		11,203	10,665	10,511	10,505	10,436	10,203	10,015	10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,739		10,606	10,050	11,553	11,734	10,915	10,040	10,039	10,000
ICE BofA US 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,795		11,203	10,665	10,511	10,505	10,436	10,203	10,015	10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432		11,291	10,699	12,299	12,492	11,620	10,688	10,687			10,321	10,055		10,000
ICE BofA US 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,923		11,325	10,781	10,625	10,619	10,549	10,314	10,124			$ 10,038	$ 10,005		$ 10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 1,073,857		1,060,597	1,005,031	1,155,342	1,173,437	1,091,502	1,003,987	1,003,873	1,000,000
ICE BofA US 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 1,179,497		$ 1,120,323	$ 1,066,512	$ 1,051,059	$ 1,050,542	$ 1,043,581	$ 1,020,313	$ 1,001,539	$ 1,000,000